UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
"Washington, D.C. 20549"OMB Approval
OMB Number:	3235-0456
FORM 24f-2Expires:"December 31, 2014"
Annual Notice of Securities SoldEstimated
average burden 	Pursuant to Rule 24f-2 hours per response
1.Name and address of issuer:

AllianceBernstein Municipal Income
 Fund II
1345 Avenue of the Americas
"New York, New York  10105"
2.The name of each series of class
 of
securities for which this Form is
filed
(If the Form is being filed for all series
	"and classes of the issuer,
 check
 the box but do not list series or
classes):"XFund name:
3.Investment Company Act File Number
:811-07618

Securities Act File Number :033-60560

4(a).	Last Day of Fiscal Year for
which this Form is filed:"September
 30, 2012"
4(b).	"Check box if this Form is
 being filed late (i.e., more than
90 calendar days after the end of the "	issuer's fiscal year).
4(c).Check box if this is the last
time the issuer will be filing this
 Form.
5.Calculation of registration fee:

(i)Aggregate sale price of securities
sold during
the fiscal year pursuant to section
24 (f):" $258,237,465 "
(ii)Aggregate sale price of securities
 redeemed or
repurchased during the fiscal year:
" $196,899,989 "
(iii)Aggregate price of securities
redeemed or
repurchased during any prior fiscal
year ending no
"earlier than October 11, 1995 that were
 not previously"
used to reduce registration fees payable to the Commission:" $356,659,927 "
(iv)Total available redemption credits
 [add Items 5(ii) and 5(iii)]:-" $553,559,916 "
(v)Net Sales: $-
(vi)Redemption credits available for
use in future
years:" $(295,322,451)"
(vii)Multiplier for determining
registration fee:x0.0001346

(viii)Registration Fee Due:=$0.00

6.Prepaid Shares

If the response to Item 5(i) was
determined by deducting an amount of
securities that were registered under
the Securities Act of 1933
"pursuant to rule 24e-2 as in effect
before October 11, 1997, then report
the "	amount of securities (number of shares
 or other units) deducted here:If there is a number of shares or other
 units that were registered pursuant to	rule 24e-2 remaining unsold at the end
of the fiscal year for which this form"is filed that are available for use by the issuer in future fiscal years, then
 state"				that number here: -
7.Interest due -- if this Form is being
filed more than 90 days after the end of
 the issuer's fiscal year:
+ $-

8.Total amount of the registration fee
 due plus any interest due [line 5(viii)
 plus line 7]:	 $-
9.Date the registration fee and any
 interest payment was sent to the
Commission's lockbox depository:N/A
Method of Delivery:
Wire Transfer
Mail or other means

SIGNATURES
This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the date indicated.
By (Signature and Title)*:
"Phyllis J. Clarke, Controller"
Date:
*Please print or type the name and title of the signing officer below the signature.